Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Small Cap Value Series
September 30, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 96.79%♦
Basic Industry — 7.73%
Arconic †	449,600	$ 7,661,184
Ashland	101,700	9,658,449
Avient	243,900	7,390,170
Berry Global Group †	384,900	17,909,397
HB Fuller	210,600	12,657,060
Huntsman	523,000	12,834,420
Louisiana-Pacific	465,700	23,839,183
Summit Materials Class A †	280,300	6,715,988
		98,665,851
Consumer Discretionary — 10.77%
Acushnet Holdings	218,800	9,515,612
Adient †	370,400	10,278,600
Barnes Group	323,100	9,331,128
Cable One	4,650	3,966,683
Choice Hotels International	76,200	8,345,424
Columbia Sportswear	146,400	9,852,720
Cracker Barrel Old Country Store	89,800	8,313,684
Group 1 Automotive	75,300	10,758,111
KB Home	318,700	8,260,704
Meritage Homes †	144,900	10,182,123
Nexstar Media Group	67,100	11,195,635
Steven Madden	273,050	7,282,243
Texas Roadhouse	130,800	11,413,608
UniFirst	79,000	13,290,170
Wolverine World Wide	360,675	5,550,788
		137,537,233
Consumer Staples — 1.96%
J & J Snack Foods	105,700	13,684,979
Performance Food Group †	262,937	11,293,144
		24,978,123
Energy — 6.45%
CNX Resources †	1,085,150	16,852,380
Delek US Holdings	282,700	7,672,478
Magnolia Oil & Gas Class A	876,400	17,361,484
Matador Resources	271,520	13,282,758
Murphy Oil	432,900	15,225,093
Patterson-UTI Energy	1,025,600	11,979,008
		82,373,201
Financial Services — 29.26%
American Equity Investment Life Holding	513,400	19,144,686
Bank of NT Butterfield & Son	272,500	8,845,350
East West Bancorp	537,636	36,096,881
Essent Group	275,600	9,610,172
First Financial Bancorp	625,900	13,193,972
First Interstate BancSystem Class A	346,664	13,987,892
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Financial Services (continued)
FNB	2,010,100	$ 23,317,160
Hancock Whitney	644,200	29,510,802
Hanover Insurance Group	142,300	18,234,322
Hope Bancorp	718,910	9,087,022
Kemper	154,100	6,358,166
Metropolitan Bank Holding †	121,431	7,815,299
Sandy Spring Bancorp	193,400	6,819,284
Selective Insurance Group	235,690	19,185,166
Stewart Information Services	197,800	8,631,992
Stifel Financial	518,550	26,917,931
Synovus Financial	471,200	17,674,712
Umpqua Holdings	1,261,600	21,560,744
Valley National Bancorp	1,788,700	19,317,960
Webster Financial	750,784	33,935,437
Western Alliance Bancorp	371,000	24,389,540
		373,634,490
Healthcare — 4.59%
Avanos Medical †	253,900	5,529,942
Integer Holdings †	170,300	10,597,769
Integra LifeSciences Holdings †	289,900	12,280,164
NuVasive †	188,000	8,236,280
Select Medical Holdings	274,600	6,068,660
Service Corp. International	166,600	9,619,484
Syneos Health †	133,400	6,289,810
		58,622,109
Industrials — 12.24%
Altra Industrial Motion	430,770	14,482,487
Atkore †	229,200	17,834,052
CACI International Class A †	49,400	12,896,364
H&E Equipment Services	207,300	5,874,882
ITT	261,280	17,072,035
KBR	286,593	12,386,550
MasTec †	375,656	23,854,156
Regal Rexnord	100,252	14,071,371
WESCO International †	224,300	26,776,934
Zurn Elkay Water Solutions	448,900	10,998,050
		156,246,881
Real Estate Investment Trusts — 7.60%
Brandywine Realty Trust	528,133	3,564,898
Independence Realty Trust	479,300	8,018,689
Kite Realty Group Trust	650,118	11,195,032
Life Storage	120,150	13,307,814
LXP Industrial Trust	1,039,300	9,519,988
National Health Investors	218,300	12,340,499
Outfront Media	736,400	11,185,916
RPT Realty	647,500	4,895,100
Spirit Realty Capital	399,400	14,442,304
NQ-VIP [9/22] 11/22 (2605483)    1

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Small Cap Value Series
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Real Estate Investment Trusts (continued)
Summit Hotel Properties	835,000	$ 5,611,200
Tricon Residential	348,761	3,016,783
		97,098,223
Technology — 9.94%
Cirrus Logic †	170,300	11,716,640
Concentrix	72,800	8,126,664
Diodes †	163,700	10,625,767
Flex †	1,115,557	18,585,180
NCR †	264,921	5,036,148
NetScout Systems †	308,563	9,664,193
Power Integrations	158,500	10,194,720
TD SYNNEX	102,800	8,346,332
Tower Semiconductor †	340,900	14,979,146
TTM Technologies †	975,212	12,853,294
Viavi Solutions †	832,500	10,864,125
Vishay Intertechnology	333,300	5,929,407
		126,921,616
Transportation — 2.21%
Kirby †	160,000	9,723,200
Saia †	27,050	5,139,500
Werner Enterprises	354,900	13,344,240
		28,206,940
Utilities — 4.04%
ALLETE	194,000	9,709,700
Black Hills	264,670	17,926,099
OGE Energy	341,900	12,465,674
Southwest Gas Holdings	165,400	11,536,650
		51,638,123
Total Common Stocks (cost $962,795,574)		1,235,922,790

	Number of shares	Value (US $)

Short-Term Investments — 3.18%
Money Market Mutual Funds — 3.18%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 2.76%)	10,165,751	$ 10,165,751
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 2.74%)	10,165,752	10,165,752
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 2.98%)	10,165,752	10,165,752
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 2.80%)	10,165,751	10,165,751
Total Short-Term Investments (cost $40,663,006)		40,663,006

Total Value of Securities—99.97% (cost $1,003,458,580)		1,276,585,796
Receivables and Other Assets Net of Liabilities—0.03%		331,661
Net Assets Applicable to 38,701,004 Shares Outstanding—100.00%		$1,276,917,457
♦	Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.
†	Non-income producing security.

2    NQ-VIP [9/22] 11/22 (2605483)